Classification of Financial Instruments - Schedule of Classification of Each Class of Financial Assets and their Carrying Values (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets	£ 2,138	£ 2,327
Investments in unlisted securities [member]
Disclosure of financial assets [line items]
Financial assets	113	138
Cash and cash equivalents [member]
Disclosure of financial assets [line items]
Financial assets	937	1,097
Derivative financial instruments [member]
Disclosure of financial assets [line items]
Financial assets	32	63
Trade receivables [member]
Disclosure of financial assets [line items]
Financial assets	854	803
Investment in finance lease receivable [member]
Disclosure of financial assets [line items]
Financial assets	115	130
Other receivable [member]
Disclosure of financial assets [line items]
Financial assets	87	96
Financial assets at fair value [member] | FVOCI [member]
Disclosure of financial assets [line items]
Financial assets	113	138
Financial assets at fair value [member] | FVOCI [member] | Investments in unlisted securities [member]
Disclosure of financial assets [line items]
Financial assets	113	138
Financial assets at fair value [member] | FVTPL [member]
Disclosure of financial assets [line items]
Financial assets	171	191
Financial assets at fair value [member] | FVTPL [member] | Cash and cash equivalents [member]
Disclosure of financial assets [line items]
Financial assets	84	93
Financial assets at fair value [member] | FVTPL [member] | Derivative financial instruments [member]
Disclosure of financial assets [line items]
Financial assets	0	2
Financial assets at fair value [member] | FVTPL [member] | Investment in finance lease receivable [member]
Disclosure of financial assets [line items]
Financial assets	0	0
Financial assets at fair value [member] | FVTPL [member] | Other receivable [member]
Disclosure of financial assets [line items]
Financial assets	87	96
Financial assets at fair value [member] | Fair value - hedging instrument [member]
Disclosure of financial assets [line items]
Financial assets	32	61
Financial assets at fair value [member] | Fair value - hedging instrument [member] | Derivative financial instruments [member]
Disclosure of financial assets [line items]
Financial assets	32	61
Financial assets at amortised cost [member] | Financial assets, class [member]
Disclosure of financial assets [line items]
Financial assets	1,822	1,937
Financial assets at amortised cost [member] | Financial assets, class [member] | Cash and cash equivalents [member]
Disclosure of financial assets [line items]
Financial assets	853	1,004
Financial assets at amortised cost [member] | Financial assets, class [member] | Trade receivables [member]
Disclosure of financial assets [line items]
Financial assets	854	803
Financial assets at amortised cost [member] | Financial assets, class [member] | Investment in finance lease receivable [member]
Disclosure of financial assets [line items]
Financial assets	115	£ 130
Financial assets at amortised cost [member] | Financial assets, class [member] | Other receivable [member]
Disclosure of financial assets [line items]
Financial assets	£ 0